Total
Retail Class | Transamerica Government Money Market
Transamerica Government Money Market
Investment Objective:
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 298 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class - Transamerica Government Money Market	A		C	I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none
[1]	Purchases of Class A shares in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Class - Transamerica Government Money Market		A	C	I
Management fees		0.24%	0.24%	0.24%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.23%	0.24%	0.26%
Recaptured expense	[1],[2]	0.07%	0.07%	none
All other expenses		0.16%	0.17%	0.26%
Total annual fund operating expenses		0.72%	1.48%	0.50%
Fee waiver and/or expense reimbursement	[1]	none	none	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.72%	1.48%	0.48%
[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2021 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.73% for Class A shares, 1.48% for Class C shares and 0.48% for Class I shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’ total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[2]	“Recaptured expense” has been restated to reflect expenses expected to be incurred during the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM's agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:
Expense Example - Retail Class - Transamerica Government Money Market - USD ($)	1 year	3 years	5 years	10 years
Class A	74	230	401	894
Class C	251	468	808	1,768
Class I	49	158	278	626

If the shares are not redeemed:
Expense Example, No Redemption - Retail Class - Transamerica Government Money Market - USD ($)	1 year	3 years	5 years	10 years
Class A	74	230	401	894
Class C	151	468	808	1,768
Class I	49	158	278	626

Principal Investment Strategies:
The fund is a government money market fund. The fund seeks to maintain a stable net asset value of $1.00 per share by investing in:
  High-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;
  repurchase agreements that are fully collateralized by U.S. government securities or cash; and
  cash.
The fund's sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the fund's total assets (plus the amount of borrowings, if any, for investment purposes) in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, it’s agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations.

The fund will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the fund at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the fund.

In managing the fund's assets, the sub-adviser uses a combination of “top down” analysis of macroeconomic and interest rate environments and “bottom up” research of sectors and issuers. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental and technical factors that may affect the movement of markets. In its “bottom up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and collateral and covenants to specific markets and individual issuers.

The fund invests in securities with a maximum remaining maturity of 397 days or less (with certain exceptions) and maintains a dollar-weighted average fund maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The fund invests in accordance with the quality, maturity, liquidity and diversification requirements applicable to Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission. The fund will only purchase securities that present minimal credit risk as determined by the sub-adviser pursuant to guidelines approved by the sub-adviser or the fund's Board of Trustees.

The fund may invest in other government money market funds to the extent permitted by law.

If the fund takes a temporary defensive position, it will be more difficult for the fund to achieve its investment objective. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, including during volatile market conditions.
Principal Risks:
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

You should be aware that money market funds have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value.

As a government money market fund, the fund is not required to impose a fee upon sale of your shares (liquidity fees) or temporarily suspend your ability to sell shares if the fund liquidity falls below required minimums (redemption gates), and has no current intention to voluntarily impose such “liquidity fees” or “redemption gates”. However, the Board of Trustees reserves the right to impose liquidity fees and/or redemption gates in the future.

If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity.

There is no assurance that the fund will meet its investment objective. The fund could underperform short-term debt instruments, other money market funds or similar investments, or you could lose money. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund.

Market – A change in interest rates or a decline in the market value of a fund investment, lack of liquidity in the bond markets, adverse economic trends or events or political conditions, government actions, inflation, or other market events could cause the value of your investment in the fund, or its yield, to decline. While the fund seeks to maintain a $1.00 share price, when market prices fall, the value of your investment could go down.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Government Money Market Fund – The fund operates as a “government” money market fund under applicable federal regulations. The fund continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the fund will be able to maintain a $1.00 share price. The fund does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the fund to impose such fees and gates in the future.

Repurchase Agreements – In a repurchase agreement, the fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Interest Rate – The interest rates on short-term obligations held in the fund will vary, rising or falling with short-term interest rates generally. Interest rates in the United States have been at historically low levels. The fund's yield will tend to lag behind general changes in interest rates. The ability of the fund's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

U.S. Government and Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

Fixed-Income Securities – Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the fund falls, the value of your investment will go down. The prices of fixed-income securities will generally go down when interest rates rise. Interest rates in the U.S. and certain foreign markets have been low relative to historic levels, so the fund faces a risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Credit – An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund may be unable or unwilling to meet its financial obligations or its credit may be downgraded, or may be perceived to be less creditworthy, or the value of assets underlying a security may decline. A decline may be significant, particularly in certain market environments. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty. The degree of credit risk of a security or financial contract depends upon, among other things, the financial condition of the issuer and the terms of the security or contract.

Mortgage-Related Securities – The value of mortgage-related securities will be influenced by factors affecting the housing market. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the fund. Mortgage-backed securities may be issued by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans. Mortgage-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

Counterparty – The fund will be subject to the risk that the counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles in which the fund invests will not fulfill their contractual obligations. Adverse changes to counterparties (including derivatives exchanges and clearinghouses) may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the fund may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

Prepayment or Call – Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The fund may also lose any premium it paid on prepaid securities.

Management – The fund is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry or sector, or about the economy or interest rates, may be incorrect. The fund is also subject to the risk of imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the sub-adviser’s investment style fails to produce the desired results. The fund’s investment strategies may not work as intended or otherwise fail to produce the desired results. Any of these things could cause the fund to lag relevant benchmarks or other funds with similar objectives.

Active Trading – The fund may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution. During periods of market volatility, active trading may be more pronounced.

Investments by Affiliated Funds and Unaffiliated Funds – A significant portion of the fund’s shares may be owned by other funds sponsored by Transamerica and/or parties not affiliated with Transamerica. Transactions by these funds may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs and could also accelerate the realization of taxable capital gains in the fund. In addition, sizeable redemptions could cause the fund’s total expenses to increase.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed income securities may result in even less liquidity in certain markets. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of less liquid or illiquid securities for an extended period (for example, several weeks or even longer), and such sale may involve additional costs. Liquidity of particular investments, or even an entire market segment, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.

Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Underlying Government Money Market Funds – The fund may invest in other government money market funds. Each of the underlying government money market funds in which the fund may invest has its own investment risks. There can be no assurance that the investment objective of any underlying government money market fund will be achieved. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying government money market funds in which it invests.

Yield – The amount of income received by the fund will go up or down depending on day-to-day variations in short-term interest rates, and the fund’s expenses could absorb all or a significant portion of the fund’s income. If interest rates increase, the fund’s yield may not increase proportionately.
Performance:
The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows the fund’s average annual total returns for different periods.

The fund’s performance reflects the effect of contractual and voluntary fee waivers and/or expense reimbursements by TAM and amounts recaptured by TAM under such arrangements.

Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund’s former investment strategy.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to November 1, 2018, the fund had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to a previous sub-adviser.
Annual Total Returns (calendar years ended December 31) - Class A

Average Annual Total Returns	7-DAY YIELD (as of December 31, 2019)
Retail Class | Transamerica Government Money Market | Class A	0.99%

	Quarter Ended	Return
Best Quarter:	12/31/2018	0.44%
Worst Quarter:	3/31/2013	0.00%

Average Annual Total Returns (periods ended December 31, 2019)
Average Annual Total Returns - Retail Class - Transamerica Government Money Market	1 Year	5 Years	10 Years	Inception Date
Class A	1.54%	0.45%	0.23%	Mar. 01, 2002
Class A | Return after taxes on distributions	0.91%	0.27%	0.14%	Mar. 01, 2002
Class A | Return after taxes on distributions and sale of fund shares	0.91%	0.27%	0.14%	Mar. 01, 2002
Class C	(0.39%)	0.13%	0.07%	Nov. 11, 2002
Class I	1.79%	0.61%	0.32%	Nov. 30, 2009

Actual returns may depend on the investor’s individual tax situation and may differ from those shown.

Call customer service (1-888-233-4339) for the current 7-day yield.

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.